Income Taxes (Details) - Schedule of income taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of income taxes [Line Items]
Loss before income taxes	$ (3,055,256)	$ (3,458,856)	$ (5,538,067)	$ (7,286,403)	$ (11,262,235)	$ (10,437,427)
United States [Member]
Income Taxes (Details) - Schedule of income taxes [Line Items]
Loss before income taxes					(8,899,719)	(8,548,570)
Outside United States [Member]
Income Taxes (Details) - Schedule of income taxes [Line Items]
Loss before income taxes					$ (2,362,516)	$ (1,888,857)